Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Carried at Fair Value on Recurring Basis

The following tables set forth by level, within the fair value hierarchy, the assets and liabilities carried at fair value on a recurring basis for the periods presented:

	Fair Value Measurements as of December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$14,420	—	—	$14,420

Total	$14,420	—	—	$14,420

The following tables set forth by level, within the fair value hierarchy (see Note 2), the assets and liabilities carried at fair value on a recurring basis for the periods presented:

(in thousands)	Fair value measurements as of December 31, 2018
	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$7,005	—	—	$7,005

Total	$7,005	—	—	$7,005

Liabilities:
Preferred stock tranche obligations	$—	—	$3,375	$3,375

Total	$—	—	$3,375	$3,375

(in thousands)	Fair value measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total

Assets:
Cash equivalents—money market funds	$14,420	—	—	$14,420

Total	$14,420	—	—	$14,420

Roll-forward of Aggregate Fair Values of Liabilities Determined by Level 3 Inputs

The following table presents a roll-forward of the aggregate fair value of the success fee obligation for which fair value is determined by Level 3 inputs:

(in thousands)	Success Fee Obligation
Balance—January 1, 2020	$—
Initial fair value of success fee obligation	—
Change in fair value	450
Settlement of derivative instrument	(450)

Balance—September 30, 2020	$—

The following table presents a roll-forward of the aggregate fair values of the Company’s liabilities for which fair value is determined by Level 3 inputs:

(in thousands)	Preferred stock tranche obligations	Success fee obligation
Balance—January 1, 2018	$—	$—
Initial fair value of preferred stock tranche obligations	3,354	—
Change in fair value	21	—

Balance—December 31, 2018	3,375	—
Settlement of Tranche Right I	1,621	—
Change in fair value	1,323	—
Reclassification of Tranche Right II to equity	(6,319)	—

Balance—December 31, 2019	—	—